NOTE 5 - ASSET RETIREMENT OBLIGATION (Details) - Schedule of Asset Retirement Obligations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Asset Retirement Obligations [Abstract]
Opening balance, January 1	$ 1,601,423
Liabilities incurred		1,586,211
Foreign currency translation adjustment	(6,103)
Accretion expense	58,712	15,212
Ending balance, December 31	$ 1,654,032	$ 1,601,423